Schedule of Investments(a)
Invesco QQQ TrustSM, Series 1 (QQQ)
December 31, 2019
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Airlines-0.40%
American Airlines Group, Inc.	4,331,305	$124,221,827
United Airlines Holdings, Inc.(b)	2,501,973	220,398,802
		344,620,629
Automobiles-0.86%
Tesla, Inc.(b)	1,782,180	745,539,359
Beverages-2.55%
Monster Beverage Corp.(b)	5,316,338	337,853,280
PepsiCo., Inc.	13,787,495	1,884,336,942
		2,222,190,222
Biotechnology-5.14%
Alexion Pharmaceuticals, Inc.(b)	2,188,009	236,633,173
Amgen, Inc.	5,875,004	1,416,287,214
Biogen, Inc.(b)	1,784,110	529,398,960
BioMarin Pharmaceutical, Inc.(b)	1,776,036	150,163,844
Gilead Sciences, Inc.	12,509,145	812,844,242
Incyte Corp.(b)	2,129,735	185,968,460
Regeneron Pharmaceuticals, Inc.(b)	1,067,328	400,760,318
Seattle Genetics, Inc.(b)	1,694,568	193,621,340
Vertex Pharmaceuticals, Inc.(b)	2,542,569	556,695,483
		4,482,373,034
Commercial Services & Supplies-0.56%
Cintas Corp.	1,023,348	275,362,480
Copart, Inc.(b)	2,298,399	209,016,405
		484,378,885
Communications Equipment-2.31%
Cisco Systems, Inc.	41,945,397	2,011,701,240
Electric Utilities-0.89%
Exelon Corp.	9,611,735	438,198,999
Xcel Energy, Inc.	5,301,997	336,623,789
		774,822,788
Electronic Equipment, Instruments & Components-0.23%
CDW Corp.	1,420,649	202,925,503
Entertainment-2.89%
Activision Blizzard, Inc.	7,596,184	451,365,253
Electronic Arts, Inc.(b)	2,886,944	310,375,349
NetEase, Inc., ADR (China)	721,352	221,195,377
Netflix, Inc.(b)	4,333,222	1,402,100,643
Take-Two Interactive Software, Inc.(b)	1,120,711	137,208,648
		2,522,245,270
Food & Staples Retailing-2.07%
Costco Wholesale Corp.	4,368,138	1,283,883,121
Walgreens Boots Alliance, Inc.	8,825,010	520,322,590
		1,804,205,711
Food Products-1.34%
Kraft Heinz Co. (The)	12,074,243	387,945,427
Mondelez International, Inc., Class A	14,236,273	784,133,917
		1,172,079,344
Health Care Equipment & Supplies-1.28%
Align Technology, Inc.(b)	779,264	217,445,827
IDEXX Laboratories, Inc.(b)	848,186	221,486,810
Intuitive Surgical, Inc.(b)	1,142,742	675,531,933
		1,114,464,570
Health Care Technology-0.26%
Cerner Corp.	3,105,633	227,922,406
	Shares	Value
Hotels, Restaurants & Leisure-1.74%
Marriott International, Inc., Class A	3,232,598	$489,512,315
Starbucks Corp.	11,677,144	1,026,654,501
		1,516,166,816
Insurance-0.30%
Willis Towers Watson PLC	1,271,264	256,719,052
Interactive Media & Services-12.96%
Alphabet, Inc., Class A(b)	2,664,702	3,569,075,212
Alphabet, Inc., Class C(b)	2,662,920	3,560,377,298
Baidu, Inc., ADR (China)(b)	2,733,810	345,553,584
Facebook, Inc., Class A(b)	18,653,012	3,828,530,713
		11,303,536,807
Internet & Direct Marketing Retail-10.51%
Amazon.com, Inc.(b)	3,843,011	7,101,269,446
Booking Holdings, Inc.(b)	413,860	849,956,698
eBay, Inc.	8,043,731	290,459,126
Expedia Group, Inc.	1,377,952	149,011,729
JD.com, Inc., ADR (China)(b)	9,164,914	322,879,920
MercadoLibre, Inc. (Argentina)(b)	491,506	281,111,942
Trip.com Group Ltd., ADR (China)(b)	5,170,918	173,432,590
		9,168,121,451
IT Services-4.15%
Automatic Data Processing, Inc.	4,278,298	729,449,809
Cognizant Technology Solutions Corp., Class A	5,414,066	335,780,373
Fiserv, Inc.(b)	6,722,460	777,318,050
Paychex, Inc.	3,539,165	301,041,375
PayPal Holdings, Inc.(b)	11,609,829	1,255,835,203
VeriSign, Inc.(b)	1,160,872	223,676,817
		3,623,101,627
Life Sciences Tools & Services-0.55%
Illumina, Inc.(b)	1,453,469	482,173,806
Machinery-0.31%
PACCAR, Inc.	3,419,828	270,508,395
Media-4.27%
Charter Communications, Inc., Class A(b)	2,123,639	1,030,134,806
Comcast Corp., Class A	44,887,377	2,018,585,344
Fox Corp., Class A	3,505,241	129,939,284
Fox Corp., Class B	2,631,792	95,797,229
Liberty Global PLC, Class C (United Kingdom)(b)	4,338,453	94,556,583
Liberty Global PLC, Series A (United Kingdom)(b)	1,794,796	40,813,661
Sirius XM Holdings, Inc.	43,739,577	312,737,975
		3,722,564,882
Multiline Retail-0.25%
Dollar Tree, Inc.(b)	2,340,008	220,077,752
Professional Services-0.53%
CoStar Group, Inc.(b)	362,233	216,724,004
Verisk Analytics, Inc.	1,620,254	241,968,732
		458,692,736
Road & Rail-0.64%
CSX Corp.	7,735,364	559,730,939
Semiconductors & Semiconductor Equipment-13.33%
Advanced Micro Devices, Inc.(b)	11,010,993	504,964,139
Analog Devices, Inc.	3,641,594	432,767,031
Applied Materials, Inc.	9,133,616	557,515,921

Invesco QQQ TrustSM, Series 1 (QQQ)—(continued)
December 31, 2019
(Unaudited)
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
ASML Holding N.V., New York Shares (Netherlands)	732,282	$216,711,535
Broadcom, Inc.	3,922,091	1,239,459,198
Intel Corp.	43,010,650	2,574,187,403
KLA Corp.	1,560,200	277,980,834
Lam Research Corp.	1,434,467	419,438,151
Maxim Integrated Products, Inc.	2,675,658	164,579,724
Microchip Technology, Inc.	2,362,896	247,442,469
Micron Technology, Inc.(b)	10,945,967	588,674,105
NVIDIA Corp.	6,051,151	1,423,835,830
NXP Semiconductors N.V. (Netherlands)	2,763,826	351,724,497
QUALCOMM, Inc.	11,289,992	996,115,994
Skyworks Solutions, Inc.	1,684,597	203,634,085
Texas Instruments, Inc.	9,242,600	1,185,733,154
Xilinx, Inc.	2,486,390	243,094,350
		11,627,858,420
Software-15.35%
Adobe, Inc.(b)	4,786,322	1,578,576,859
ANSYS, Inc.(b)	832,415	214,271,945
Autodesk, Inc.(b)	2,171,168	398,322,481
Cadence Design Systems, Inc.(b)	2,774,373	192,430,511
Check Point Software Technologies Ltd. (Israel)(b)	1,505,258	167,023,428
Citrix Systems, Inc.	1,287,550	142,789,295
Intuit, Inc.	2,573,780	674,150,195
Microsoft Corp.	59,132,358	9,325,172,857
Splunk, Inc.(b)	1,496,472	224,126,612
	Shares	Value
Software-(continued)
Synopsys, Inc.(b)	1,485,964	$206,846,189
Workday, Inc., Class A(b)	1,621,545	266,663,075
		13,390,373,447
Specialty Retail-1.02%
O’Reilly Automotive, Inc.(b)	748,083	327,854,856
Ross Stores, Inc.	3,576,615	416,389,518
Ulta Beauty, Inc.(b)	581,868	147,294,065
		891,538,439
Technology Hardware, Storage & Peripherals-11.97%
Apple, Inc.	34,440,596	10,113,481,016
NetApp, Inc.	2,256,592	140,472,852
Western Digital Corp.	2,940,579	186,638,549
		10,440,592,417
Textiles, Apparel & Luxury Goods-0.32%
Lululemon Athletica, Inc.(b)	1,217,566	282,073,515
Trading Companies & Distributors-0.24%
Fastenal Co.	5,670,766	209,534,804
Wireless Telecommunication Services-0.76%
T-Mobile US, Inc.(b)	8,459,491	663,393,284
TOTAL INVESTMENTS IN SECURITIES-99.98% (Cost $84,624,234,266)		87,196,227,550
OTHER ASSETS LESS LIABILITIES-0.02%		19,677,338
NET ASSETS-100.00%		$87,215,904,888

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of December 31, 2019, all of the securities in the Trust were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.